Based on the most recent analysis performed, the risk categories of loans receivable as of March 31, 2021 and December 31, 2020 was as follows: (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 594,454	$ 575,566
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	573,835	555,544
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	15,327	14,614
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	5,154	5,408
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	138
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	478,307	462,329
Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	461,590	446,683
Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	11,487	10,703
Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	5,092	4,943
Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	138
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	90,732	86,010
Commercial Portfolio Segment [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	87,043	81,846
Commercial Portfolio Segment [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	3,639	3,711
Commercial Portfolio Segment [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	50	453
Commercial Portfolio Segment [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Commercial Portfolio Segment [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	191,156	179,381
Commercial Portfolio Segment [Member] | Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	182,141	171,212
Commercial Portfolio Segment [Member] | Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	6,889	6,112
Commercial Portfolio Segment [Member] | Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,988	2,057
Commercial Portfolio Segment [Member] | Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	138
Real Estate Investment [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	28,798	25,031
Real Estate Investment [Member] | Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	26,986	23,168
Real Estate Investment [Member] | Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,758	1,806
Real Estate Investment [Member] | Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	54	57
Real Estate Investment [Member] | Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Residential Real Estate [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	218,256	222,980
Residential Real Estate [Member] | Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	214,306	218,947
Residential Real Estate [Member] | Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	987	1,304
Residential Real Estate [Member] | Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	2,963	2,729
Residential Real Estate [Member] | Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Multifamily [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	20,488	16,569
Multifamily [Member] | Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	20,256	16,337
Multifamily [Member] | Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	232	232
Multifamily [Member] | Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Multifamily [Member] | Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Farmland [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	19,609	18,368
Farmland [Member] | Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	17,901	17,019
Farmland [Member] | Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,621	1,249
Farmland [Member] | Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	87	100
Farmland [Member] | Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	4,216	4,450
Agriculture [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	4,024	4,255
Agriculture [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	192	195
Agriculture [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Agriculture [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	19,521	20,632
Consumer Loan [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	19,500	20,615
Consumer Loan [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	9	5
Consumer Loan [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	12	12
Consumer Loan [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,678	2,145
Other Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,678	2,145
Other Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Other Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable
Other Loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable